TAXATION (Details)		3 Months Ended				12 Months Ended
	Jan. 01, 2008	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax [Line Items]
Federal corporate income tax rate						25.00%	25.00%	25.00%
Statutory reserves						¥ 689,706,737	¥ 570,176,203		$ 99,070,174
Utilization and reversal of valuation allowances						32,719,772	1,388,479	¥ 21,823,558
Deferred Tax Assets, Valuation Allowance						¥ 144,316,817	¥ 114,620,700	¥ 86,443,363		¥ 66,223,501
Percentage of unrecognized deferred tax liability						5	5	5
Income Tax Reconciliation Non deductible Expense Reversal Of Income Tax					¥ 17,300,000
Reclassification of income tax refund to deferred tax liability						¥ 57,216,307	¥ 57,216,307
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Amount		¥ 88,000,000.0	¥ 59,300,000	¥ 41,800,000
JAPAN [Member]
Income Tax [Line Items]
Federal corporate income tax rate						38.00%
SWITZERLAND
Income Tax [Line Items]
Federal corporate income tax rate						8.50%
GERMANY
Income Tax [Line Items]
Federal corporate income tax rate						33.00%
ITALY
Income Tax [Line Items]
Federal corporate income tax rate						27.90%
FRANCE
Income Tax [Line Items]
Federal corporate income tax rate						31.00%
China [Member]
Income Tax [Line Items]
Federal corporate income tax rate	25.00%					15.00%	15.00%	15.00%
Reduced statutory rate						15.00%
Dividend distribution withholding tax						10.00%
Statutory reserves						¥ 3,883,577,293	¥ 3,250,957,069	¥ 3,121,934,696
Deferred tax liability reinvested earnings						¥ 194,178,865	¥ 162,547,853	¥ 156,096,735
HONG KONG
Income Tax [Line Items]
Federal corporate income tax rate						16.50%
Dividend distribution withholding tax						5.00%
HONG KONG | Minimum [Member]
Income Tax [Line Items]
Federal corporate income tax rate						25.00%
PORTUGAL
Income Tax [Line Items]
Federal corporate income tax rate						23.00%
USA [Member]
Income Tax [Line Items]
Federal corporate income tax rate							35.00%	21.00%
CANADA [Member]
Income Tax [Line Items]
Federal corporate income tax rate						15.00%
State/Province tax rate						11.50%
AUSTRALIA [Member]
Income Tax [Line Items]
Federal corporate income tax rate						30.00%
BRAZIL [Member]
Income Tax [Line Items]
Federal corporate income tax rate						34.00%
MEXICO [Member]
Income Tax [Line Items]
Federal corporate income tax rate						30.00%
Malaysia [Member]
Income Tax [Line Items]
Federal corporate income tax rate						24.00%
Income Tax Holiday, Description						a five year 100% tax exemption